CRYPTO CURRENCIES - Crypto Currencies Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset [Roll Forward]
Crypto currencies received in operating activities	$ 2,023,506
Crypto currencies received from mining site operation	1,969,336
Crypto currency assets received from other operating activities	54,170
Crypto currencies paid in operating activities	(6,271,399)
Crypto currencies paid for deposit	(1,863,300)
Crypto currencies paid for maintenance fee	(1,751,275)
Crypto currencies paid for others	(2,656,824)
Crypto currencies received from financing activities	14,677,787
Crypto currencies received from hashrate loan	14,677,787
Crypto currencies paid in investing activities	(10,502,680)
Crypto currencies paid for purchase of mining site	(10,502,680)
Gain from changes in fair value of crypto currencies	115,331
Ending Balance	42,545
Energy and hosting costs paid by crypto currencies	$ 478,098,035	$ 17,067,978